RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ReneSola Zhejiang Ltd and ReneSola Jiangsu Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Payments to Acquire Businesses, Gross		$ 11,290,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		11,290,000
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Debt Instrument, Face Amount	$ 200,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Increase (Decrease), Net	$ 790,000
Interest Expense, Borrowings	0
Payments to Acquire Businesses, Gross	$ 0	$ 11,286,840	$ 0